Sales (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of other operating income

(in millions of euros)	2017	2016	2015
Income from universal service	8	10	18
Late-payment fees on trade receivables	32	58	45
Brand & management fees (1)	14	24	93
Tax credits and subsidies	40	70	39
Proceeds from the disposal of fixed assets	88	126	58
Net banking income	76	21	-
Other income	443	430	389
Total	701	739	642
(1) Invoiced to certain unconsolidated entities.

Schedule of trade receivables

(in millions of euros)	2017	2016	2015
Net book value of trade receivables in the opening balance	4,964	4,876	4,612
Business related variations	267	(87)	59
Changes in the scope of consolidation	6	78	189
Translation adjustment	(33)	(122)	21
Reclassifications and other items (1)	(29)	219	(5)
Reclassification to assets held for sale	-	-	-
Net book value of trade receivables in the closing balance	5,175	4,964	4,876

(1) In 2016, included foremost receivables resulting from financial lease offers on firm's equipments proposed by Orange Lease, which have been reclassified in “trade receivables” to uniform the treatment of the offers resulting from deferred payment (see accounting policies).

Schedule of categories of trade receivables

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Trade receivables depreciated according to their age	1,078	905	920
Trade receivables depreciated according to other criteria	443	568	466
Net trade receivables past due	1,521	1,473	1,386
Not past due	3,655	3,491	3,490
Net trade receivables	5,175	4,964	4,876
o/w short-term trade receivables	4,851	4,683	4,773
o/w long-term trade receivables (1)	324	281	103
o/w net trade receivables from telecoms activities	5,175	4,964	4,876
o/w net trade receivables from Orange Bank	-	-	-

(1) Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

Schedule of aging balance at closure of the net trade receivables which are past due and impaired

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Past due - under 180 days	723	569	585
Past due - 180 to 360 days (1)	140	143	169
Past due - over 360 days (1)	215	193	166
Total net trade receivables past due and depreciated according to their age	1,078	905	920

(1) Mainly includes receivables from government departments, local authorities and telecommunications operators.

Schedule of allowances on trade receivables

(in millions of euros)	2017	2016	2015
Allowances on trade receivables in the opening balance	(774)	(820)	(661)
Net addition with impact on income statement	(251)	(275)	(279)
Losses on trade receivables	257	315	390
Changes in the scope of consolidation	(1)	(3)	(233)
Translation adjustment	7	18	(5)
Reclassifications and other items	2	(9)	(32)
Reclassification to assets held for sale	-	-	-
Allowances on trade receivables in the closing balance	(760)	(774)	(820)

Schedule of deferred income

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Prepaid cards	241	266	310
Service access fees	722	704	664
Loyalty programs	43	58	76
Other deferred revenue (1)	999	1,021	987
Other deferred operating income	76	85	99
Total	2,081	2,134	2,136
(1) Mainly includes subscription fees.

(in millions of euros)	2017	2016	2015
Deferred income in the opening balance	2,134	2,136	1,956
Business related variations	(46)	(33)	97
Changes in the scope of consolidation	1	77	55
Translation adjustment	(18)	(56)	16
Reclassifications and other items	10	10	12
Reclassification to assets held for sale	-	-	-
Deferred income in the closing balance	2,081	2,134	2,136

Schedule of other assets

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Advances and downpayments	92	99	85
Submarine cable consortiums (1)	157	235	410
Security deposits paid	79	78	57
Orange Money - isolation of electronic money (1)	408	319	-
Others	475	448	516
Total	1,211	1,179	1,068

(1) These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2017	2016	2015
Other assets in the opening balance	1,179	1,068	753
Business related variations	49	24	304
Changes in the scope of consolidation	(6)	98	12
Translation adjustment	(13)	(16)	4
Reclassifications and other items	2	5	(5)
Reclassification to assets held for sale	-	-	-
Other assets in the closing balance	1,211	1,179	1,068
o/w other non-current assets	110	106	85
o/w other current assets	1,101	1,073	983